Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events	28. Subsequent Events The Company has evaluated the existence of subsequent events and determined that there have not been events that require a disclosure in this consolidated financial statements.